Convertible notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($) $ / shares shares	May 31, 2015 USD ($)	Sep. 30, 2017	Mar. 31, 2017 CNY (¥)	Oct. 03, 2012 USD ($)	Apr. 27, 2012 USD ($)
Carrying amounts of Notes
Cumulative interest payable | ¥				¥ 236,389
Less: Unamortized debt issuance costs | ¥				(695)
Convertible notes, net | ¥				¥ 1,031,154
Golden Meditech | GM Notes
Convertible notes
Aggregate principal amount of Notes acquired by noteholder | $		$ 115,000
Convertible notes
Convertible notes
Guaranteed internal rate of return				12.00%
Interest rate				7.00%
Debt issuance costs, amortization period			5 years
Convertible notes | KKR Notes
Convertible notes
Aggregate principal amount | $						$ 65,000
Interest rate						7.00%
Carrying amounts of Notes
Principal amount of Notes | ¥				¥ 449,608
Convertible notes | GM Notes
Convertible notes
Aggregate principal amount | $					$ 50,000
Interest rate					7.00%
Carrying amounts of Notes
Principal amount of Notes | ¥				¥ 345,852
Convertible notes | GMSC
Convertible notes
Conversion amount of Notes | $	$ 115,000
Conversion price per share | $ / shares	$ 2.838
Number of shares issued in conversion of Notes (in shares) | shares	40,521,494
Carrying amounts of Notes
Convertible notes, net | $	$ 0